Additional Information of the Parent Company - Condensed Balance Sheets - Additional (Details) - $ / shares	Dec. 31, 2023	Feb. 09, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Redeemable shares, issued	54,551,513		54,551,513
Redeemable shares, outstanding	0		0
Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, authorized	50,000,000		35,000,000
Ordinary shares, issued	30,033,379		30,033,379
Ordinary shares, outstanding	30,033,379		30,033,379
Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable shares, outstanding		54,551,513
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, authorized	900,000,000		150,000,000
Ordinary shares, issued	99,626,332		30,949,701
Ordinary shares, outstanding	96,995,110		30,949,701
Parent company | Reportable legal entities
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Redeemable shares, issued	0		54,551,513
Redeemable shares, outstanding	0		54,551,513
Parent company | Reportable legal entities | Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, authorized	50,000,000		35,000,000
Ordinary shares, issued	30,033,379		30,033,379
Ordinary shares, outstanding	30,033,379		30,033,379
Parent company | Reportable legal entities | Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, authorized	900,000,000		150,000,000
Ordinary shares, issued	99,626,332		30,949,701
Ordinary shares, outstanding	96,995,110		30,949,701